RELATED PARTIES - Administrative Services Agreement (Details) - Sponsor or an affiliate - Administrative Services Agreement - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025
RELATED PARTIES
Monthly expenses	$ 20,000	$ 20,000
Administrative support fees		60,000	$ 177,419
Accounts Payable and accrued expenses